Fair Value of Financial Instruments - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Standby letters of credit and financial guarantees	R$ 79,703,000,000	R$ 77,453,000,000
Short-term assumption period	5 days
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	R$ 0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Fair vale of securities used to evaluate pricing service or brokers	47,187,000,000
Level 2 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial instruments classified as Level 2	R$ 81,210,000,000
Scenarios I [Member] | Interest rates [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	0.01%
Scenarios I [Member] | Currency, commodities, and ratios [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	5.00%
Scenarios II [Member] | Interest rates [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	0.25%
Scenarios II [Member] | Currency, commodities, and ratios [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	10.00%
Scenarios III [Member] | Interest rates [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	0.50%
Bottom of range [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Purchase price of securities, percentage	0.50%
Bottom of range [member] | Scenarios I [Member] | Nonlinear [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	5.00%
Bottom of range [member] | Scenarios II [Member] | Nonlinear [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	10.00%
Top of range [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Purchase price of securities, percentage	0.50%
Top of range [member] | Scenarios I [Member] | Nonlinear [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	25.00%
Top of range [member] | Scenarios II [Member] | Nonlinear [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Shocks basis point	25.00%
Estimated fair value [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Standby letters of credit and financial guarantees	R$ 935,000,000	R$ 1,066,000,000